Offerings - Offering: 1	Aug. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	7,500,000
Proposed Maximum Offering Price per Unit	3.2725
Maximum Aggregate Offering Price	$ 24,543,750.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,757.65
Offering Note	This Registration Statement covers 7,500,000 shares of Common Stock, par value $0.0001 per share (the "Common Stock") of Clarus Corporation (the "Registrant") that are issuable pursuant to the Clarus Corporation Amended and Restated 2015 Stock Incentive Plan (the "Plan"). In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement covers such additional shares of Common Stock as may hereafter be offered or issued pursuant to the Plan to prevent dilution resulting from stock splits, stock dividends or similar transactions effected without receipt of consideration that results in an increase in the number of shares of outstanding Common Stock. The proposed maximum offering price per share is estimated solely for the purpose of calculating the registration fee. Pursuant to Rule 457(c) and 457(h) of the Securities Act, the proposed maximum offering price per share is based upon a price of $3.2725 (the average of the high and low prices of the Registrant's Common Stock as reported on the NASDAQ Global Select Market on August 1, 2025). The Registrant does not have any fee offsets.